Balance Sheets		Apr. 30, 2023 JPY (¥)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 JPY (¥)
CURRENT ASSETS:
Cash		¥ 177,886,393	$ 1,308,085	¥ 657,418,101
Digital assets		750,307	5,517
Accounts receivable, net		30,934,916	227,479	72,259,707
Prepayments		2,591,297	19,055	5,440,044
Short-term deposits		3,096,509	22,770	3,096,564
Income tax receivable		19,147,994	140,805
Other current assets, net		275,577	2,026	329,946
TOTAL CURRENT ASSETS		234,682,993	1,725,737	738,544,362
Property and equipment, net		2,067,013	15,200	1,218,085
Operating lease right-of-use assets		3,467,368	25,497	11,641,238
Deferred initial public offering (“IPO”) costs		212,160,121	1,560,116
Long-term deposits		657,740	4,836	647,740
TOTAL ASSETS		453,035,235	3,331,386	752,051,425
LIABILITIES AND SHAREHOLDERS’ EQUITY CURRENT LIABILITIES:
Bank loans – current portion, net		123,819,000	910,501	11,769,000
Other payables and accrued liabilities		47,250,464	347,456	52,825,211
Operating lease liabilities, current		3,467,368	25,497	8,228,038
Income taxes payable		145,000	1,066	38,554,097
Contract liabilities		1,397,470	10,276
TOTAL CURRENT LIABILITIES		176,079,302	1,294,796	111,376,346
Bank loans – non-current, net		68,252,500	501,894	46,321,500
Operating lease liabilities, non-current				3,467,368
Deferred tax liabilities – non-current		188,496	1,386	66,235
TOTAL LIABILITIES		244,520,298	1,798,076	161,231,449
COMMITMENTS AND CONTINGENCIES SHAREHOLDERS’ EQUITY:
Ordinary shares, 55,300,000 shares authorized; 13,839,400 shares issued and outstanding as of April 30, 2022 and 2023	[1]	100,000,000	735,348	334,575,200
Additional paid-in capital		1,702,120,099	12,516,509	1,524,575,200
Accumulated deficit		(1,593,605,162)	(11,718,547)	(1,268,330,424)
TOTAL SHAREHOLDERS’ EQUITY		208,514,937	1,533,310	590,819,976
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		¥ 453,035,235	$ 3,331,386	¥ 752,051,425

[1]	Retrospectively restated for 100-for-1 forward split on October 26, 2021.